Summary of Preliminary Allocation of Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the preliminary allocation of the acquisition costs
Property, plant and equipment	$ 11,358	$ 12,319	$ 2,651
Goodwill	8,689	775	1,703
Other asset	1,913	356	8
Current liabilities	(528)	(211)	(817)
Total	57,836	23,497	6,703
Site locations
Summary of the preliminary allocation of the acquisition costs
Allocation of acquisition cost	30,554	8,147	2,434
Non-competition agreements
Summary of the preliminary allocation of the acquisition costs
Allocation of acquisition cost	70	101	70
Customer lists and contracts
Summary of the preliminary allocation of the acquisition costs
Allocation of acquisition cost	$ 5,780	$ 2,010	$ 654